08.31 Fidelity Series Short-Term Credit Fund F PRO-02 | Fidelity® Series Short-Term Credit Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Series Short-Term Credit Fund}	08.31 Fidelity Series Short-Term Credit Fund F PRO-02 Fidelity® Series Short-Term Credit Fund Fidelity Series Short-Term Credit Fund-Class F Fidelity
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	none
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Fidelity® Series Short-Term Credit Fund}	08.31 Fidelity Series Short-Term Credit Fund F PRO-02 Fidelity® Series Short-Term Credit Fund Fidelity Series Short-Term Credit Fund-Class F Fidelity USD ($)
1 year	none
3 years	none
5 years	none
10 years	none